Shareholder Report	12 Months Ended	44 Months Ended	92 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000051889
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	Investor Class
Trading Symbol	TRAMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - Investor Class	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks in South Africa surged in the year ended October 31, 2024. Investors were greatly encouraged by the national elections in May 2024, which resulted in the African National Congress forming a Government of National Unity with the Democratic Alliance, a party viewed as economically liberal and market friendly. The oil price traded down as expectations for lower global oil demand growth, particularly from China, more than offset concerns over escalating regional geopolitical tensions. Saudi Arabian stocks registered gains; however, economic growth expectations for the kingdom were revised down.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in the United Arab Emirates made a significant contribution to relative performance. Shares in Parkin soared following the Dubai-based parking operator’s initial public offering in February 2024. On a sector basis, energy contributed significantly to portfolio returns, driven by holdings in Adnoc Logistics & Services and Adnoc Drilling.

  On the negative side, stock selection in Saudi Arabia was a detractor from relative performance. In particular, the portfolio had no exposure to a number of large benchmark heavyweight names whose shares rose strongly over the review period. These included ACWA Power and Saudi Arabian Mining Co (Ma'aden), both excessively valued, in our view. On a sector basis, the lack of exposure to real estate names in the United Arab Emirates, where population growth has been stronger than we expected, weighed on relative returns.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa & Middle East Fund (Investor Class)	21.86%	8.70%	3.24%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.51	7.10	2.44
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	7.29	2.51

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 95,703,000	$ 95,703,000	$ 95,703,000
Holdings Count | Holding	57	57	57
Advisory Fees Paid, Amount	$ 514,000
InvestmentCompanyPortfolioTurnover	40.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$95,703 Number of Portfolio Holdings57
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	45.3%
Consumer Discretionary	12.9
Materials	10.2
Consumer Staples	8.6
Industrials & Business Services	6.6
Energy	6.4
Health Care	4.4
Communication Services	2.5
Information Technology	1.5
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.7%
Saudi National Bank	5.9
Naspers	5.3
Qatar National Bank	4.9
FirstRand	3.3
First Abu Dhabi Bank	3.1
Saudi Awwal Bank	3.0
Saudi Basic Industries	3.0
Capitec Bank Holdings	2.8
National Bank of Kuwait	2.7

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Africa & Middle East Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000184321
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	I Class
Trading Symbol	PRAMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - I Class	$121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks in South Africa surged in the year ended October 31, 2024. Investors were greatly encouraged by the national elections in May 2024, which resulted in the African National Congress forming a Government of National Unity with the Democratic Alliance, a party viewed as economically liberal and market friendly. The oil price traded down as expectations for lower global oil demand growth, particularly from China, more than offset concerns over escalating regional geopolitical tensions. Saudi Arabian stocks registered gains; however, economic growth expectations for the kingdom were revised down.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in the United Arab Emirates made a significant contribution to relative performance. Shares in Parkin soared following the Dubai-based parking operator’s initial public offering in February 2024. On a sector basis, energy contributed significantly to portfolio returns, driven by holdings in Adnoc Logistics & Services and Adnoc Drilling.

  On the negative side, stock selection in Saudi Arabia was a detractor from relative performance. In particular, the portfolio had no exposure to a number of large benchmark heavyweight names whose shares rose strongly over the review period. These included ACWA Power and Saudi Arabian Mining Co (Ma'aden), both excessively valued, in our view. On a sector basis, the lack of exposure to real estate names in the United Arab Emirates, where population growth has been stronger than we expected, weighed on relative returns.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Africa & Middle East Fund (I Class)	22.13%	8.95%	7.08%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.51	7.10	5.51
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	7.29	5.59

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 95,703,000	$ 95,703,000	$ 95,703,000
Holdings Count | Holding	57	57	57
Advisory Fees Paid, Amount	$ 514,000
InvestmentCompanyPortfolioTurnover	40.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$95,703 Number of Portfolio Holdings57
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	45.3%
Consumer Discretionary	12.9
Materials	10.2
Consumer Staples	8.6
Industrials & Business Services	6.6
Energy	6.4
Health Care	4.4
Communication Services	2.5
Information Technology	1.5
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.7%
Saudi National Bank	5.9
Naspers	5.3
Qatar National Bank	4.9
FirstRand	3.3
First Abu Dhabi Bank	3.1
Saudi Awwal Bank	3.0
Saudi Basic Industries	3.0
Capitec Bank Holdings	2.8
National Bank of Kuwait	2.7

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Africa & Middle East Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225812
Shareholder Report [Line Items]
Fund Name	Africa & Middle East Fund
Class Name	Z Class
Trading Symbol	TRZMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa & Middle East Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks in South Africa surged in the year ended October 31, 2024. Investors were greatly encouraged by the national elections in May 2024, which resulted in the African National Congress forming a Government of National Unity with the Democratic Alliance, a party viewed as economically liberal and market friendly. The oil price traded down as expectations for lower global oil demand growth, particularly from China, more than offset concerns over escalating regional geopolitical tensions. Saudi Arabian stocks registered gains; however, economic growth expectations for the kingdom were revised down.

  Versus the MSCI Arabian Markets & Africa 10/40 Investable Market Index Net, stock selection in the United Arab Emirates made a significant contribution to relative performance. Shares in Parkin soared following the Dubai-based parking operator’s initial public offering in February 2024. On a sector basis, energy contributed significantly to portfolio returns, driven by holdings in Adnoc Logistics & Services and Adnoc Drilling.

  On the negative side, stock selection in Saudi Arabia was a detractor from relative performance. In particular, the portfolio had no exposure to a number of large benchmark heavyweight names whose shares rose strongly over the review period. These included ACWA Power and Saudi Arabian Mining Co (Ma'aden), both excessively valued, in our view. On a sector basis, the lack of exposure to real estate names in the United Arab Emirates, where population growth has been stronger than we expected, weighed on relative returns.

  The fund seeks to deliver long-term growth of capital by identifying companies with attractive valuations and earnings that are growing faster than their local, regional, or global peers. We employ fundamental, bottom-up research supported by a top-down perspective that takes into account the relevant macroeconomic and political environment.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Africa & Middle East Fund (Z Class)	23.62%	10.40%
MSCI Arabian Markets & Africa IMI Index Net (Regulatory Benchmark)	20.51	6.24
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net (Strategy Benchmark)	20.48	6.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 95,703,000	$ 95,703,000	$ 95,703,000
Holdings Count | Holding	57	57	57
Advisory Fees Paid, Amount	$ 514,000
InvestmentCompanyPortfolioTurnover	40.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$95,703 Number of Portfolio Holdings57
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	45.3%
Consumer Discretionary	12.9
Materials	10.2
Consumer Staples	8.6
Industrials & Business Services	6.6
Energy	6.4
Health Care	4.4
Communication Services	2.5
Information Technology	1.5
Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Al Rajhi Bank	11.7%
Saudi National Bank	5.9
Naspers	5.3
Qatar National Bank	4.9
FirstRand	3.3
First Abu Dhabi Bank	3.1
Saudi Awwal Bank	3.0
Saudi Basic Industries	3.0
Capitec Bank Holdings	2.8
National Bank of Kuwait	2.7

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Africa & Middle East Fund during the 12 month period ended October 31, 2024. The fund is now considered diversified, and fund’s principal investment strategies and risks were updated accordingly.  Please see the fund’s January 1, 2025 prospectus for more information.

Updated Prospectus Web Address	www.troweprice.com/paperless